GUARANTEES GRANTED TO SUBSIDIARIES (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Amount	$ 147,370,276	$ 64,680,498
Ferrosur Roca S.A.
Disclosure of detailed information about borrowings [line items]
Amount	2,430,234	$ 4,101,207
Financing balance	125,454
Guarantees | Ferrosur Roca S.A. | Current Account Advances
Disclosure of detailed information about borrowings [line items]
Line of credit	2,304,780
Guarantees | Ferrosur Roca S.A. | Maximum
Disclosure of detailed information about borrowings [line items]
Amount	$ 6,400,000